Cover	Aug. 26, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment is being filed to clarify the disclosure inadvertently set forth on the initial Form 8-K
Document Period End Date	Aug. 26, 2024
Entity File Number	000-55685
Entity Registrant Name	FINTECH SCION LIMITED
Entity Central Index Key	0001623590
Entity Tax Identification Number	30-0803939
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	M Floor & 1st Floor
Entity Address, Address Line Two	No. 33 Jalan Maharajalela
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50150
City Area Code	603
Local Phone Number	9226 0908
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false